Note 3 - Acquisitions (Details Textual) shares in Thousands, $ in Thousands, $ in Millions												3 Months Ended	12 Months Ended
	Aug. 21, 2018 USD ($) shares	Aug. 21, 2018 CAD ($) shares	Jun. 22, 2018 USD ($)	Feb. 02, 2018 USD ($)	Aug. 14, 2017 USD ($)	Jun. 01, 2017 USD ($)	May 18, 2017 USD ($)	Dec. 23, 2016 USD ($)	Nov. 11, 2016 USD ($)	Oct. 12, 2016 USD ($)	Apr. 29, 2016 USD ($)	Jul. 31, 2017 USD ($)	Jan. 31, 2019 USD ($) shares	Jan. 31, 2018 USD ($) shares	Jan. 31, 2017 USD ($) shares	Aug. 21, 2018 CAD ($)
Payments to Acquire Businesses, Net of Cash Acquired, Total													$ 67,932	$ 111,867	$ 71,348
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares													46	757
Business Combination, Acquisition Related Costs													$ 3,778	$ 3,471	$ 3,019
Aljex Software, Inc. [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total				$ 32,400									32,382
Business Combination, Acquired Receivables, Gross Contractual Amount				200
Business Combination, Acquired Receivable, Fair Value				$ 200
Business Combination, Consideration Transferred, Total													32,230
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable
Business Combination, Consideration Transferred, Liabilities Incurred
Velocity Mail [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total			$ 26,100										26,107
Business Combination, Acquired Receivables, Gross Contractual Amount			1,000
Business Combination, Acquired Receivable, Fair Value			$ 1,000
Business Combination, Consideration Transferred, Total													26,005
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable
Business Combination, Consideration Transferred, Liabilities Incurred
PinPoint [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total													9,443
Business Combination, Acquired Receivables, Gross Contractual Amount	$ 500
Business Combination, Acquired Receivable, Fair Value	500
Business Combination, Consideration Transferred, Total	$ 11,000	$ 14.4											11,777
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	100	100
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 2,300															$ 3.0
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets	2 years	2 years
Business Combination, Contingent Consideration, Liability, Total	$ 700
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable													1,536
Business Combination, Consideration Transferred, Liabilities Incurred													714
The 2019 Acquisitions [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total													67,932
Business Combination, Consideration Transferred, Total													70,012
Business Combination, Acquisition Related Costs													500
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual													15,100
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual													900
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable													1,536
Business Combination, Consideration Transferred, Liabilities Incurred													$ 714
MacroPoint LLC [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total														86,177
Business Combination, Acquired Receivables, Gross Contractual Amount					$ 2,000
Business Combination, Acquired Receivable, Fair Value					2,000
Business Combination, Consideration Transferred, Total					106,200									106,340
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable					20,000									20,000
Business Combination, Consideration Transferred, Liabilities Incurred					$ 80,000
PCSTrac, Inc. [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total						$ 11,500								11,492
Business Combination, Acquired Receivables, Gross Contractual Amount						400
Business Combination, Acquired Receivable, Fair Value						$ 400
Business Combination, Consideration Transferred, Total														11,532
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable
Business Combination, Consideration Transferred, Liabilities Incurred
ShipRush [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total							$ 14,200							14,198
Business Combination, Acquired Receivables, Gross Contractual Amount							400
Business Combination, Acquired Receivable, Fair Value							400
Business Combination, Consideration Transferred, Total														15,519
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High							$ 3,000
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets							2 years
Business Combination, Contingent Consideration, Liability, Total							$ 1,200
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable
Business Combination, Consideration Transferred, Liabilities Incurred														1,233
Datamyne Inc [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total								$ 52,500							52,541
Business Combination, Acquired Receivables, Gross Contractual Amount								1,500
Business Combination, Acquired Receivable, Fair Value								1,400
Business Combination, Consideration Transferred, Total															51,974
Business Combination, Consideration Transferred, Liabilities Incurred
Business Combination, Acquired Receivables, Estimated Uncollectible								$ 100
Goodwill, Purchase Accounting Adjustments												$ (400)		$ (435)
Business Combination, Current Liabilities Adjustments												$ (400)
4Solututions Information Technology [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total									$ 2,500						2,456
Business Combination, Acquired Receivables, Gross Contractual Amount									200
Business Combination, Acquired Receivable, Fair Value									200
Business Combination, Consideration Transferred, Total															2,460
Business Combination, Consideration Transferred, Liabilities Incurred
Business Combination, Acquired Receivables, Estimated Uncollectible									$ 0
Appterra LLC [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total										$ 5,700					5,703
Business Combination, Acquired Receivables, Gross Contractual Amount										100
Business Combination, Acquired Receivable, Fair Value										100
Business Combination, Consideration Transferred, Total															6,285
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High										$ 1,600
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets										2 years
Business Combination, Contingent Consideration, Liability, Total										$ 700
Business Combination, Consideration Transferred, Liabilities Incurred															700
Business Combination, Acquired Receivables, Estimated Uncollectible										$ 0
Pixie Software GmbH [Member]
Payments to Acquire Businesses, Net of Cash Acquired, Total											$ 10,600				10,648
Business Combination, Acquired Receivables, Gross Contractual Amount											600
Business Combination, Acquired Receivable, Fair Value											400
Business Combination, Consideration Transferred, Total															10,622
Business Combination, Consideration Transferred, Liabilities Incurred
Business Combination, Acquired Receivables, Estimated Uncollectible											$ 200